Offsets	Oct. 01, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Eos Energy Enterprises, Inc.
Form or Filing Type	S-3
File Number	333-263298
Initial Filing Date	Mar. 04, 2022
Fee Offset Claimed	$ 12,313.71
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	132,833,996
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 132,833,996.00
Termination / Withdrawal Statement	On March 4, 2022, the Registrant filed a registration statement on Form S-3 (Registration No. 333-263298) (the "Prior S-3 Registration Statement"), and paid a filing fee of $12,313.71 in connection with the private warrants and shares of common stock underlying the warrants registered on the Prior S-3 Registration Statement. No warrants or shares of common stock underlying warrants were sold under the Prior S-3 Registration Statement. As a result, $12,313.71 (the "Unused S-3 Fees") in previously paid fees remain available for future offset. In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies the Unused S-3 Fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Eos Energy Enterprises, Inc.
Form or Filing Type	S-3
File Number	333-263298
Filing Date	Mar. 04, 2022
Fee Paid with Fee Offset Source	$ 12,313.71